Equity (Details) - USD ($)						12 Months Ended
	Feb. 07, 2025	Feb. 05, 2025	Oct. 26, 2023	May 19, 2023	May 17, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Item]
Total consideration				$ 21,736,000				$ 21,737,000
Proceeds from issuance of ordinary shares						$ 41,631,000		$ 18,468,000
Goldenbridge [Member]
Equity [Line Item]
Aggregate purchase price					$ 30,000,000
Aggregate purchase price					$ 200,000
Ordinary shares price per share (in Dollars per share)					$ 10
Class A Ordinary Shares [Member]
Equity [Line Item]
Sale of stock transaction (in Shares)							1,600,000	1,600,000	1,600,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Proceeds from issuance of ordinary shares		$ 50,000,000
Authorized amount of buy back shares	$ 30,000,000
Class A Ordinary Shares [Member] | Institutional Investors [Member]
Equity [Line Item]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | BTIG, LLC [Member]
Equity [Line Item]
Sale of stock transaction (in Shares)		7,142,858
Proceeds from issuance of ordinary shares	$ 41,600,000
Private Placement [Member]
Equity [Line Item]
Additional paid-in capital				$ 21,736,000
Private Placement [Member] | Anji Zerun Private Equity Investment Partnership [Member]
Equity [Line Item]
Sale of stock transaction (in Shares)				2,173,657
Institutional Investors Follow on Offering [Member]
Equity [Line Item]
Offering price			$ 21,000,000
Ordinary shares issued (in Shares)			2,567,238			620,000	2,969,000
Institutional Investors [Member]
Equity [Line Item]
Purchase price per share (in Dollars per share)			$ 8.18
Treasury Stock [Member]
Equity [Line Item]
Aggregate purchase price					$ 2,000,000